Pension Plan	12 Months Ended
Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Pension Plan

24. Pension Plan

The Company maintains a defined contribution pension plan for its permanent employees. The Company matches the contributions made by employees who elect to participate in the plan up to a maximum percentage of their annual salary. The Company’s contributions recognized as an expense, for continuing and discontinued operations in aggregate, for the year ended December 31, 2021 amounted to $598 ($1,055 and $1,495 for the years ended December 31, 2020 and 2019, respectively).